Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Summary of Asset Retirement Obligations

The Company’s asset retirement obligations were INR 242,980 and INR 356,649 (US$ 5,478) as of March 31, 2017 and 2018, respectively. The accretion expense incurred during the years ended March 31, 2016, 2017 and 2018 was INR 6,109, INR 9,329 and INR 18,369 (US$ 282), respectively. There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2018.

	2017 (INR)	2018 (INR)	2018 (US$)
Beginning balance	94,301	242,980	3,732
Addition during the year	139,350	95,300	1,464
Liabilities settled during the year	—	—	—
Accretion expense during the year	9,329	18,369	282
Ending balance	242,980	356,649	5,478